Schedule I Summary of Investments - Other Than Investments in Related Parties (Notes)	12 Months Ended
Dec. 31, 2016
Summary of Investments, Other than Investments in Related Parties [Abstract]
Schedule I Summary of Investments - Other Than Investments in Related Parties

	December 31, 2016
(In millions)	Cost or Amortized Cost	Fair Value	Amount Shown on Consolidated Balance Sheet
Available-for-sale securities
Fixed maturity securities
U.S government and agencies	$59	$60	$60
U.S. state, municipal, and political subdivisions	1,024	1,140	1,140
Foreign governments	2,098	2,235	2,235
Public utilities	4,343	4,461	4,461
Other corporate	25,061	25,530	25,530
CLO	4,950	4,822	4,822
ABS	2,980	2,936	2,936
CMBS	1,835	1,847	1,847
RMBS	8,731	8,973	8,973
Redeemable preferred stock	29	29	29
Total fixed maturity securities	51,110	52,033	52,033
Equity securities
Banks, trust and insurance companies common stock	70	98	98
Industrial, miscellaneous and all other common stock	187	190	190
Nonredeemable preferred stocks	62	65	65
Total equity securities	319	353	353
Total available-for-sale securities	51,429	$52,386	52,386
Trading securities, at fair value	2,480		2,581
Mortgage loans, net of allowances	5,468		5,470
Investment funds	674		689
Policy loans	602		602
Funds withheld at interest	6,538		6,538
Derivative assets	1,504		1,370
Real estate	542		542
Short-term investments, at fair value	189		189
Other investments	81		81
Total investments	$69,507		$70,448